Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	04/01/18 - 04/30/18
Interest Accrual Period	04/16/18 - 05/14/18
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/18	170,608,316.09	17,771
Yield Supplement Overcollateralization Amount 03/31/18	2,799,068.55	0
Receivables Balance 03/31/18	173,407,384.64	17,771
Principal Payments	10,452,428.58	456
Defaulted Receivables	307,128.97	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	2,525,442.89	0
Pool Balance at 04/30/18	160,122,384.20	17,294

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	15.30%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.72%
Weighted Average APR, Yield Adjusted	5.30%
Weighted Average Remaining Term	26.01

Delinquent Receivables:
Past Due 31-60 days	3,593,464.53	268
Past Due 61-90 days	969,915.93	68
Past Due 91-120 days	166,954.86	11
Past Due 121+ days	0.00	0
Total	4,730,335.32	347

Total 31+ Delinquent as % Ending Pool Balance	2.95%

Recoveries	225,105.31

Aggregate Net Losses/(Gains) - April 2018	82,023.66

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.57%
Prior Net Losses Ratio	0.78%
Second Prior Net Losses Ratio	0.22%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.63%

Flow of Funds	$ Amount

Collections	11,202,635.72
Advances	921.30
Investment Earnings on Cash Accounts	16,758.11
Servicing Fee	(144,506.15)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,075,808.98

Distributions of Available Funds
(1) Class A Interest	181,199.05
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	375,041.17
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,110,890.72
(7) Distribution to Certificateholders	374,991.79
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,075,808.98

Servicing Fee	144,506.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 04/16/18	160,497,425.37
Principal Paid	10,485,931.89
Note Balance @ 05/15/18	150,011,493.48

Class A-1
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2a
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2b
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-3
Note Balance @ 04/16/18	32,167,425.37
Principal Paid	10,485,931.89
Note Balance @ 05/15/18	21,681,493.48
Note Factor @ 05/15/18	6.1247157%

Class A-4
Note Balance @ 04/16/18	107,600,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	107,600,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Note Balance @ 04/16/18	20,730,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	20,730,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	214,885.30
Total Principal Paid	10,485,931.89
Total Paid	10,700,817.19

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.89688%
Coupon	2.12688%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	30,559.05
Principal Paid	10,485,931.89
Total Paid to A-3 Holders	10,516,490.94

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2174226
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.6097476
Total Distribution Amount	10.8271702

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0863250
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.6212765
Total A-3 Distribution Amount	29.7076015

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	35.77
Noteholders' Principal Distributable Amount	964.23

Account Balances	$ Amount

Advances
Balance as of 03/31/18	36,665.53
Balance as of 04/30/18	37,586.83
Change	921.30

Reserve Account
Balance as of 04/16/18	2,527,722.68
Investment Earnings	3,305.33
Investment Earnings Paid	(3,305.33)
Deposit/(Withdrawal)	-
Balance as of 05/15/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68